Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Individual components of deferred tax asset
Net operating loss carryforwards	$ 5,067,659	$ 4,107,084
Stock based compensation	4,084,116	3,848,988
Depreciation and amortization	289,345	289,345
Tax credit carryforward	107,854	107,854
Total	9,548,974	8,353,271
Less valuation allowance	(9,548,974)	(8,353,271)
Net deferred tax assets